Inventories	12 Months Ended
Dec. 31, 2012
Inventories
Inventories

4                                         Inventories

Inventories by major categories are summarized as follows:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Raw materials	29,804	29,109	4,672
Consumables and packaging materials	19,224	16,225	2,604
Work-in-progress	12,243	13,018	2,090
Finished goods	65,437	62,580	10,045
Total inventories	126,708	120,932	19,411

Inventory write-downs of RMB4,846, RMB3,205 and nil were recognized in cost of materials and production in the consolidated statements of comprehensive income during the years ended December 31, 2010, 2011 and 2012,  respectively.